Acquisition - Schedule of allocation of the purchase price (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 5,050	¥ 35,157	¥ 25,680
Ganzhou Micro Finance [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		42,591
Accounts and other receivable		12,915
Prepayment		563
Short-term financing receivables, net		148,249
Deferred assets		4,368
Fixed assets		534
Intangible asset - license		35,410
Goodwill		5,212
Total assets		249,842
Advance from customers		(344)
Tax payable		(993)
Other payables		(9,652)
Deferred tax liabilities		(8,853)
Total		230,000
Total Consideration		¥ 230,000